Annual Fund Operating Expenses	Apr. 25, 2025
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.77%
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.02%
MML Equity Income Fund | MML Equity Income Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.79%
MML Equity Income Fund | MML Equity Income Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.04%
MML Equity Index Fund | MML Equity Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.42%
MML Equity Index Fund | MML Equity Index Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.27%
MML Equity Index Fund | MML Equity Index Fund | Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.12%
MML Equity Index Fund | MML Equity Index Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.67%
MML Focused Equity Fund | MML Focused Equity Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.88%
MML Focused Equity Fund | MML Focused Equity Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.13%
MML Foreign Fund | MML Foreign Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.96%
MML Foreign Fund | MML Foreign Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.21%
MML Fundamental Equity Fund | MML Fundamental Equity Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.81%
MML Fundamental Equity Fund | MML Fundamental Equity Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.06%
MML Global Fund | MML Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2028
MML Global Fund | MML Global Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.81%	[1]
MML Global Fund | MML Global Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.81%	[1]
MML Global Fund | MML Global Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.06%	[1]
MML Income & Growth Fund | MML Income & Growth Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.73%
MML Income & Growth Fund | MML Income & Growth Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.98%
MML International Equity Fund | MML International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
MML International Equity Fund | MML International Equity Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.96%	[2]
MML International Equity Fund | MML International Equity Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	1.21%	[2]
MML Large Cap Growth Fund | MML Large Cap Growth Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%
MML Large Cap Growth Fund | MML Large Cap Growth Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.95%
MML Managed Volatility Fund | MML Managed Volatility Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.18%
MML Managed Volatility Fund | MML Managed Volatility Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.43%
MML Mid Cap Growth Fund | MML Mid Cap Growth Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.83%
MML Mid Cap Growth Fund | MML Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.08%
MML Mid Cap Value Fund | MML Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.89%
MML Mid Cap Value Fund | MML Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.14%
MML Small Cap Growth Equity Fund | MML Small Cap Growth Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
MML Small Cap Growth Equity Fund | MML Small Cap Growth Equity Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.04%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.08%	[3]
MML Small Cap Growth Equity Fund | MML Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.04%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.33%	[3]
MML Small Company Value Fund | MML Small Company Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
MML Small Company Value Fund | MML Small Company Value Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.99%	[4]
MML Small Company Value Fund | MML Small Company Value Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	1.24%	[4]
MML Small/Mid Cap Value Fund | MML Small/Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.83%
MML Small/Mid Cap Value Fund | MML Small/Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.08%
MML Sustainable Equity Fund | MML Sustainable Equity Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%
MML Sustainable Equity Fund | MML Sustainable Equity Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.82%
MML Total Return Bond Fund | MML Total Return Bond Fund | Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.63%
MML Total Return Bond Fund | MML Total Return Bond Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.88%
MML Conservative Allocation Fund | MML Conservative Allocation Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.71%
Expenses (as a percentage of Assets)	0.85%	[5]
MML Conservative Allocation Fund | MML Conservative Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.71%
Expenses (as a percentage of Assets)	1.10%	[5]
MML Balanced Allocation Fund | MML Balanced Allocation Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	0.86%	[6]
MML Balanced Allocation Fund | MML Balanced Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.73%
Expenses (as a percentage of Assets)	1.11%	[6]
MML Moderate Allocation Fund | MML Moderate Allocation Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.76%
Expenses (as a percentage of Assets)	0.88%	[7]
MML Moderate Allocation Fund | MML Moderate Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.76%
Expenses (as a percentage of Assets)	1.13%	[7]
MML Growth Allocation Fund | MML Growth Allocation Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.80%
Expenses (as a percentage of Assets)	0.92%	[8]
MML Growth Allocation Fund | MML Growth Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.80%
Expenses (as a percentage of Assets)	1.17%	[8]
MML Aggressive Allocation Fund | MML Aggressive Allocation Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.84%
Expenses (as a percentage of Assets)	1.00%	[9]
MML Aggressive Allocation Fund | MML Aggressive Allocation Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.84%
Expenses (as a percentage of Assets)	1.25%	[9]
MML American Funds Growth Fund | MML American Funds Growth Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[10]
Distribution and Service (12b-1) Fees	0.25%	[10]
Other Expenses (as a percentage of Assets):	0.31%	[10]
Expenses (as a percentage of Assets)	1.02%	[10],[11]
MML American Funds Core Allocation Fund | MML American Funds Core Allocation Fund | Service Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.29%
Expenses (as a percentage of Assets)	1.01%	[12]

[1]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[2]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.10% of its management fees through April 30, 2026. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.03% of its management fees through April 30, 2026. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[4]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.99% and 1.24% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[5]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[7]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[8]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[9]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[10]	Reflects the combined expenses of the Master Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25%, and other expenses of 0.28%. The Master Fund has a management fee of 0.31% and other expenses of 0.03%.
[11]	Because Total Annual Fund Operating Expenses include Master Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund Fees and Expenses.
[12]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.